Financial instruments by category (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Measured At Fair Value Through Profit Or Loss [Abstract]
Derivative financial instruments		R$ 6,613
Total		6,613
Amortized cost:
Payables to third parties	R$ 3,080,569	1,304,031
Trade payables	92,444	61,719
Trade payables to related parties	39,101	76,249
Borrowings	0	205,204
Dividends payable and interest on own capital	0	22,243
Other payables	15,872	15,244
Total	R$ 3,227,986	R$ 1,684,690